Finance Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Finance costs.
Interest expenses - third party loans	$ 179,280	$ 182,246	$ 193,829
Unwinding of discount on decommissioning liability	4,644	2,644	1,712
Interest and finance charges for lease liabilities	32,826	27,384	16,024
Net foreign exchange loss arising from financing - unrealized	126,131	363,953	47,291
Net foreign exchange loss arising from financing - realized	43,422	49,564
Net foreign exchange loss on derivative instruments - realized			1,594
Costs paid on early loan and bond settlement	18,171		22,153
Fees on loans and financial derivatives	13,663	7,806	6,312
Fair value loss on embedded derivative within revenue contract		169
Net foreign exchange loss on derivative instruments-unrealized	3,897
Finance costs	$ 422,034	$ 633,766	$ 288,915